POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2019
Post-employment Benefits
POST-EMPLOYMENT BENEFITS

The Company provides post-employment benefits for former Canadian employees who retired on immediate pension prior to 1997. The post-employment benefits provided include life insurance and medical and dental benefits as set out in the applicable group policies. No post-employment benefits are provided to employees outside the employee group referenced above. The post-employment benefit plan is not funded.

The effective date of the most recent actuarial valuation of the accrued benefit obligation is October 1, 2016. The amount accrued is based on estimates provided by the plan administrator which are based on past experience, limits on coverage as set out in the applicable group policies and assumptions about future cost trends. The significant assumptions used in the most recent valuation are listed below:

•	Discount rate of 3.10%;
•	Medical cost increase trend rates of 7.00% per year in 2017, grading down by 0.125% per year to 4.625% in 2036 and using a rate at 4.00% per year thereafter; and
•	Dental cost increase trend rates of 4.00% per year for ten years, followed by 3.50% for the next ten years and 3.00% per year thereafter.

The post-employment benefits balance consists of:

	At December 31	At December 31
(in thousands)	2019	2018

Accrued benefit obligation	$2,258	$2,295
	$2,258	$2,295

Post-employment benefits-by balance sheet presentation:
Current	$150	$150
Non-current	2,108	2,145
	$2,258	$2,295

The post-employment benefits continuity summary is as follows:

(in thousands)	2019	2018

Balance-January 1	$2,295	$2,365
Accretion	70	72
Benefits paid	(107)	(142)
Balance-December 31	$2,258	$2,295